Dissagreggated Revenue (Details) - Schedule of Breakdown of Gross Profit and Gross Profit Margin	9 Months Ended					12 Months Ended
	Dec. 31, 2023 HKD ($)	Mar. 31, 2023	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Mar. 31, 2021	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 174,202,627		$ 347,451,568	$ 240,536,527		$ 174,202,627		$ 347,451,568	$ 240,536,527
Cost of revenue	139,154,316		305,616,607	217,943,422		139,154,316	$ 17,815,401	305,616,607	217,943,422
Gross profit	35,048,311		$ 41,834,961	22,593,105		35,048,311	$ 4,487,103	41,834,961	22,593,105
Gross profit margin %		20.10%	12.00%		9.40%
Private-labelled apparel products [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	156,316,352		$ 336,306,554	237,282,262		156,316,352		336,306,554	237,282,262
Cost of revenue	134,239,759		301,429,220	216,523,165
Gross profit	22,076,593		$ 34,877,334	20,759,097
Gross profit margin %		14.10%	10.40%		8.70%
Own-branded apparel products [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	17,886,275		$ 11,145,014	3,254,265		$ 17,886,275		$ 11,145,014	$ 3,254,265
Cost of revenue	4,914,557		4,187,387	1,420,257
Gross profit	$ 12,971,718		$ 6,957,627	$ 1,834,008
Gross profit margin %		72.50%	62.40%		56.40%